Taxes (Details)	12 Months Ended
	Mar. 31, 2021 HKD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019	Mar. 31, 2021 USD ($)
Taxes (Details) [Line Items]
Corporate income tax rate	25.00%	25.00%	25.00%
Corporate income tax rate, description	Hunan Huafu, Shanghai Xia Shu, Shanghai Xin Fu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Laoning Huafu, Guangxi Huafu, Sichuan Huafu and Guangzhou Huafu were registered in the PRC and are subject to corporate income tax at a reduced rate of 10% starting from the inception dates when they were approved by local government as small-scaled minimal profit enterprises. Huaxia MOOC was subject to coporate income tax at a reduced rate of 10% from the inception date till the end of 2019.
Increased income tax rate	25.00%
Corporate income tax rate	25.00%
Offset operating income	5 years
Valuation allowance for deferred tax assets (in Dollars)		$ 525,183		$ 48,284
Favorable tax rate, description	(a) Distance Learning is subject to a favorable tax rate of 15%; Shanghai Xia Shu, Shanghai Xin Fu, Hunan Huafu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Liaoning Huafu and Huafu Silu are subject to a favorable tax rate of 10%.
Hong Kong [Member]
Taxes (Details) [Line Items]
Corporate income tax rate	8.25%
Assessable profits (in Dollars)	$ 2,000,000
Assessable profits, percentage	16.50%
Assessable profits over (in Dollars)	$ 2,000,000
PRC [Member]
Taxes (Details) [Line Items]
Corporate income tax rate	15.00%